UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (95.7%)
	ALABAMA
$1,190	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$863
1,350	Auburn University	3.000	12/01/2018	9.16	954
30	Huntingdon College	3.000	10/01/2008	10.60	28
220	University of Alabama in Birmingham	3.000	11/01/2008	7.97	212
	CALIFORNIA
121	Azusa Pacific University	3.750	04/01/2015	10.88	95
575	California State University	3.000	11/01/2013	8.93	481
1,723	California State University	3.000	11/01/2019	8.99	1,245
319	Lassen Junior College District	3.000	04/01/2020	10.27	219
184	Occidental College	3.000	10/01/2019	10.41	124
1,050	University Student Co-Operative Association	3.000	04/01/2019	10.70	719
100	West Valley College	3.000	04/01/2009	10.50	94
	COLORADO
220	Regis College	3.000	11/01/2012	10.47	181
	DELAWARE
99	Wesley College	3.375	05/01/2013	10.88	84
429	University of Delaware	3.000	12/01/2018	8.81	312
	FLORIDA
41	Florida Institute of Technology	3.000	11/01/2009	10.53	37
1,155	University of Florida	3.000	07/01/2014	10.15	897
	GEORGIA
79	Emmanuel College	3.000	11/01/2013	10.45	63
70	LaGrange College	3.000	03/01/2009	11.06	66
238	Mercer University	3.000	05/01/2014	10.58	190
325	Morehouse College	3.000	07/01/2010	10.50	284
544	Paine College	3.000	10/01/2016	10.45	397
	ILLINOIS
490	Concordia College	3.000	05/01/2019	10.65	337
750	Sangamon State University	3.000	11/01/2018	10.12	544
	INDIANA
116	Taylor University	3.000	10/01/2012	10.50	95
386	Taylor University	3.000	10/01/2013	10.49	309
2,800	Vincennes University	3.000	06/01/2023	9.02	1,839
	IOWA
186	Simpson College	3.000	07/01/2016	10.58	134
	KENTUCKY
56	Georgetown College	3.000	12/01/2008	10.04	49
180	Georgetown College	3.000	12/01/2009	10.05	156
137	Transylvania University	3.000	11/01/2010	10.51	121

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MARYLAND
$147	Hood College	3.625	11/01/2014	10.54	$118
1,163	Morgan State University	3.000	11/01/2014	10.56	915
	MASSACHUSETTS
170	Hampshire College	3.000	07/01/2013	10.75	134
645	Hampshire College	3.000	02/01/2014	10.70	499
105	Brandeis University	3.000	11/01/2011	10.64	91
460	College of the Holy Cross	3.625	10/01/2013	10.60	379
1,919	Northeastern University	3.000	05/01/2018	10.53	1,361
213	Springfield College	3.500	05/01/2013	10.67	182
1,630	Tufts University	3.000	10/01/2021	10.39	1,042
405	Wheaton College	3.500	04/01/2013	10.70	336
	MICHIGAN
18	Albion College	3.000	10/01/2009	10.56	17
	MINNESOTA
114	College of Saint Thomas	3.000	11/01/2009	10.53	104
375	College of Santa Fe	3.000	10/01/2018	10.43	262
300	MacAlester College	3.000	05/01/2020	10.46	203
	MISSISSIPPI
869	Hinds Junior College	3.000	04/01/2013	10.42	737
408	Millsaps College	3.000	11/01/2021	10.34	262
1,035	Mississippi State University	3.000	12/01/2020	9.64	680
	MISSOURI
147	Drury College	3.000	04/01/2015	10.63	114
146	Drury College	3.000	10/01/2010	10.75	130
	MONTANA
186	Carroll College	3.750	06/01/2014	10.46	146
103	Carroll College	3.000	06/01/2018	10.15	71
	NEW HAMPSHIRE
93	New England College	3.000	04/01/2016	10.77	69
	NEW JERSEY
1,020	Fairleigh Dickinson University	3.000	11/01/2017	10.39	726
305	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	234
860	Rider College	3.625	11/01/2013	10.42	702
272	Rider College	3.000	05/01/2017	10.70	198
410	Rutgers, The State University	3.750	05/01/2016	9.19	333

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW YORK
$365	Daemen College	3.000	04/01/2016	10.77	$272
696	D’Youville College	3.000	04/01/2018	10.90	488
856	Hofstra University	3.000	11/01/2012	10.61	717
164	Long Island University	3.000	11/01/2009	10.69	152
290	Long Island University	3.625	06/01/2014	10.49	227
419	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	362
109	Utica College	3.000	11/01/2009	10.53	99
	NORTH CAROLINA
49	Catawba College	3.000	12/01/2009	10.27	43
230	Elizabeth City State University	3.000	10/01/2017	10.02	166
278	Saint Mary’s College	3.000	06/01/2020	10.14	184
	OHIO
15	Rio Grande College	3.000	03/30/2009	10.93	14
102	University of Steubenville	3.125	04/01/2010	10.98	93
435	Wittenberg University	3.000	05/01/2015	10.76	335
146	Wittenberg University	3.000	11/01/2017	10.39	104
7	Wooster Business College	3.000	03/30/2009	10.88	7
	OREGON
489	George Fox College	3.000	07/01/2018	10.64	339
51	Linfield College	3.000	10/01/2017	10.44	36
	PENNSYLVANIA
278	Albright College	3.000	11/01/2015	10.23	215
60	Carnegie-Mellon University	3.000	05/01/2009	10.73	57
615	Carnegie-Mellon University	3.000	11/01/2017	10.51	444
640	Drexel University	3.500	05/01/2014	10.53	525
260	Gannon University	3.000	11/01/2011	10.49	222
146	Gannon University	3.000	12/01/2022	10.13	91
129	Lycoming College	3.625	05/01/2014	10.64	105
185	Lycoming College	3.750	05/01/2015	10.62	147
96	Moravian College	3.375	11/01/2012	10.52	80
1,680	Philadelphia College of Art	3.000	01/01/2022	10.62	1,039
310	Saint Vincent College	3.500	05/01/2013	10.86	257
175	Seton Hill College	3.625	11/01/2014	10.53	138
780	Villanova University	3.000	04/01/2019	10.70	535
246	York Hospital	3.000	05/01/2020	10.64	166
	SOUTH CAROLINA
1,237	Benedict College	3.000	11/01/2020	10.36	815
130	Morris College	3.000	11/01/2009	10.53	119
	TENNESSEE
198	Cumberland University	3.000	08/01/2017	10.52	138
129	Hiwassee College	3.000	09/15/2018	10.58	89

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	TEXAS
$205	Houston Tillotson College	3.500	04/01/2014	10.90	$165
1,295	Southwest Texas State University	3.000	10/01/2015	9.51	1,006
817	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	697
141	Texas A & I University	3.000	07/01/2009	9.57	129
245	Texas Southern University	3.500	04/01/2013	10.45	204
433	University of Saint Thomas	3.000	10/01/2019	10.41	291
	VERMONT
74	Champlain College	3.000	12/01/2013	10.19	58
874	Saint Michael’s College	3.000	05/01/2013	10.60	721
55	Vermont State College	3.000	06/01/2008	9.02	52
132	Vermont State College	3.000	07/01/2014	9.30	105
	VIRGINIA
365	James Madison University	3.000	06/01/2009	10.49	329
278	Lynchburg College	3.750	05/01/2015	10.64	224
415	Lynchburg College	3.000	05/01/2018	10.68	296
173	Mary Baldwin College	3.375	05/01/2012	10.68	150
370	Marymount University	3.000	05/01/2016	10.52	279
1,981	Norfolk State University	3.000	12/01/2021	9.77	1,283
75	Randolph-Macon College	3.000	05/01/2010	10.72	68
254	Saint Paul’s College	3.000	11/01/2014	10.56	200
942	Virginia Commonwealth University	3.000	06/01/2011	10.01	801
53	Virginia Wesleyan College	3.000	11/01/2009	10.54	49
58	Virginia Wesleyan College	3.000	11/01/2010	10.51	51
	WASHINGTON
60	Seattle University	3.000	11/01/2008	10.55	57
	WEST VIRGINIA
116	Bethany College	3.375	11/01/2012	10.54	98
170	Bethany College	3.000	11/01/2017	10.40	120
225	Bethany College	3.000	11/01/2012	10.40	189
	WISCONSIN
248	Carroll College	3.750	03/01/2015	10.93	194
315	Marian College	3.000	10/01/2016	10.45	230
	DISTRICT OF COLUMBIA
1,937	Georgetown University	3.000	11/01/2020	10.36	1,276
5,080	Georgetown University	4.000	11/01/2020	10.52	3,535

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	PUERTO RICO
$8	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	$8
1,385	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	982
639	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	551
60,094	Total College and University Loans				44,392

	Allowance for Loan Losses				832

	Net Loans of the Trust				43,560

	INVESTMENT AGREEMENTS (4.3%)
839	JP Morgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	839
1,096	JP Morgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	1,096
1,935	Total Investment Agreements				1,935
$62,029	Total Investments (100.0%)				$45,495

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)              Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2008

* Print the name and title of each signing officer under his or her signature.